ECONOMIC DEPENDENCE (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	10.00%
Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	10.00%
Customer [Member] | Rental Revenue [Member]
Concentration Risk [Line Items]
Customers risk percentage	83.00%
One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		70.00%
One Customer [Member] | Customer Deposit [Member]
Concentration Risk [Line Items]
Customers risk percentage		50.00%
One Customer [Member] | Rental Revenue [Member]
Concentration Risk [Line Items]
Customers risk percentage	0.00%
Two Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		11.00%
Two Customer [Member] | Customer Deposit [Member]
Concentration Risk [Line Items]
Customers risk percentage		0.00%